Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Borrowings

EUR millions	June 30, 2022	December 31, 2021

Capital funding	1,267	1,292

Operational funding	8,100	8,369

Total borrowings	9,367	9,661